ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 13,070	$ 12,258
Accumulated amortization	(11,009)	(9,839)
Accumulated impairment	(2,061)	(737)
Net carrying amount	0	1,682
Amortization expense	501	510	$ 505
Impairment of Intangible Assets (Excluding Goodwill)	1,228
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	213	200
Accumulated amortization	(37)	(35)
Accumulated impairment	(176)	(165)
Net carrying amount	0	0
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	735	689
Accumulated amortization	(735)	(689)
Accumulated impairment	0	0
Net carrying amount	0	0
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,536	1,441
Accumulated amortization	(1,536)	(1,441)
Accumulated impairment	0	0
Net carrying amount	0	0
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,404	9,758
Accumulated amortization	(8,529)	(7,513)
Accumulated impairment	(1,875)	(563)
Net carrying amount	0	1,682
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	182	170
Accumulated amortization	(172)	(161)
Accumulated impairment	(10)	(9)
Net carrying amount	$ 0	$ 0